EMPLOYEE SEVERANCE BENEFITS	12 Months Ended
Dec. 31, 2025
Retirement Benefits [Abstract]
EMPLOYEE SEVERANCE BENEFITS
NOTE 6 – EMPLOYEE SEVERANCE BENEFITS:

The Company is required to make severance payments upon dismissal of an employee or upon termination of employment in certain circumstances.

In accordance with the current employment terms starting in August 2014 with all of its employees (Section 14 of the Israeli Severance Pay Law, 1963), the Company makes regular deposits with certain insurance companies for accounts controlled by each applicable employee in order to secure the employee’s retirement benefit obligation. The Company is fully relieved from any severance pay liability with respect to each such employee after it makes the payments on behalf of the employee. The liability accrued in respect of these employees and the amounts funded, as of the respective agreement dates, are not reflected in the Company balance sheet, as the amounts funded are not under the control and management of the Company and the pension or severance pay risks have been irrevocably transferred to the applicable insurance companies (the “Contribution Plan”).

For employees whose employment term began prior to August 2014, the severance payment liability (based upon length of service and the latest monthly salary — one month’s salary for each year employed) is recorded on the Company’s balance sheet under “Liability for employee rights upon retirement". The liability is recorded as if it was payable at each balance sheet date on an undiscounted basis.

This liability is funded in part from the purchase of insurance policies or by the establishment of pension funds with dedicated deposits in the funds. The amounts used to fund these liabilities are included in the balance sheets under “Funds in respect of employee rights upon retirement.” These policies are the Company’s assets.

The amounts of severance payment expenses, net were $445, $343 and $245 for the years ended December 31, 2023, 2024 and 2025, respectively, of which $389, $293 and $245 in the years ended December 2023, 2024 and 2025, respectively, were in respect of the Contribution Plan.

The Company expects to contribute approximately $252 in the year ending December 31, 2026 to insurance companies in connection with its expected severance liabilities for that year.